Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Assets pledged and that the counterparty can subsequently repledge	$ 56.2	$ 45.9